Certain risks and concentration - PRC Regulations OptAim Statement of Loss and Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Information:
Net revenues	$ 254,745	$ 199,408	$ 160,017
Net loss	(12,618)	(9,603)	(32,409)
Net cash provided by/(used in) operating activities	(19,633)	(30,294)	(15,416)
Net cash used in investing activities	(27,693)	6,762	8,395
Net cash provided by financing activity	79,983	44,804	27,775
Net (decrease)/increase in cash and cash equivalents and restricted cash	32,657	21,272	20,754
OptAim VIE
Financial Information:
Net revenues	22,102	20,670	2,902
Net loss	(1,755)	(451)	(47)
Net cash provided by/(used in) operating activities	31	(142)	281
Net cash used in investing activities	(29)	(69)	(1)
Net cash provided by financing activity	457
Net (decrease)/increase in cash and cash equivalents and restricted cash	$ 459	$ (211)	$ 280